Annual Report

September 30, 2018

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2018, with a 12-month total return of 17.72% based on net asset value (“NAV”), as compared to the Index return of 17.91%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust

Annual Report

September 30, 2018

SPDR S&P 500® ETF Trust

Schedule of Investments

September 30, 2018

Common Stocks	Shares	Value

3M Co.	6,662,995	$1,403,959,676
Abbott Laboratories	19,928,360	1,461,944,490
AbbVie, Inc.	17,201,343	1,626,903,021
ABIOMED, Inc.(a)	509,962	229,355,409
Accenture PLC Class A	7,262,963	1,236,156,303
Activision Blizzard, Inc.	8,660,665	720,480,721
Adobe Systems, Inc.(a)	5,563,329	1,501,820,664
Advance Auto Parts, Inc.	836,229	140,762,428
Advanced Micro Devices, Inc.(a)	9,748,561	301,133,049
AES Corp.	7,471,900	104,606,600
Aetna, Inc.	3,715,758	753,741,510
Affiliated Managers Group, Inc.	634,947	86,809,954
Aflac, Inc.	8,746,696	411,706,981
Agilent Technologies, Inc.	3,606,121	254,375,775
Air Products & Chemicals, Inc.	2,476,222	413,652,885
Akamai Technologies, Inc.(a)	1,937,293	141,712,983
Alaska Air Group, Inc.	1,392,540	95,890,304
Albemarle Corp.	1,251,339	124,858,605
Alexandria Real Estate Equities, Inc. REIT	1,201,586	151,147,503
Alexion Pharmaceuticals, Inc.(a)	2,510,257	348,950,826
Align Technology, Inc.(a)	830,466	324,894,909
Allegion PLC	1,057,948	95,818,350
Allergan PLC	3,622,603	690,033,419
Alliance Data Systems Corp.	538,271	127,118,079
Alliant Energy Corp.	2,614,917	111,317,017
Allstate Corp.	3,971,226	391,960,006
Alphabet, Inc. Class A(a)	3,395,502	4,098,642,554
Alphabet, Inc. Class C(a)	3,497,873	4,174,606,489
Altria Group, Inc.	21,382,383	1,289,571,519
Amazon.com, Inc.(a)	4,654,725	9,323,414,175
Ameren Corp.	2,752,542	174,015,705
American Airlines Group, Inc.	4,707,674	194,568,166
American Electric Power Co., Inc.	5,563,844	394,365,263
American Express Co.	8,019,802	854,028,715
American International Group, Inc.	10,141,648	539,941,340
American Tower Corp. REIT	4,989,389	724,958,222
American Water Works Co., Inc.	2,011,381	176,941,187
Ameriprise Financial, Inc.	1,633,970	241,272,010
AmerisourceBergen Corp.	1,856,359	171,193,427
AMETEK, Inc.	2,616,137	206,988,759
Amgen, Inc.	7,350,708	1,523,728,261
Amphenol Corp. Class A	3,437,198	323,165,356
Anadarko Petroleum Corp.	5,819,211	392,273,014

Common Stocks	Shares	Value

Analog Devices, Inc.	4,189,987	$387,406,198
Andeavor	1,576,180	241,943,630
ANSYS, Inc.(a)	950,381	177,417,125
Anthem, Inc.	2,953,391	809,376,804
AO Smith Corp.	1,635,995	87,313,053
Aon PLC	2,762,516	424,819,710
Apache Corp.	4,317,124	205,797,301
Apartment Investment & Management Co. Class A REIT	1,777,686	78,449,283
Apple, Inc.	52,089,459	11,758,674,475
Applied Materials, Inc.	11,163,773	431,479,826
Aptiv PLC	3,010,123	252,549,320
Archer-Daniels-Midland Co.	6,381,260	320,785,940
Arconic, Inc.	4,883,107	107,477,185
Arista Networks, Inc.(a)	586,820	156,011,965
Arthur J Gallagher & Co.	2,059,072	153,277,320
Assurant, Inc.	621,779	67,121,043
AT&T, Inc.	82,492,959	2,770,113,563
Autodesk, Inc.(a)	2,475,456	386,443,436
Automatic Data Processing, Inc.	4,977,009	749,836,176
AutoZone, Inc.(a)	301,205	233,644,718
AvalonBay Communities, Inc. REIT	1,554,354	281,571,227
Avery Dennison Corp.	984,349	106,654,214
Baker Hughes a GE Co.	4,760,265	161,039,765
Ball Corp.	3,916,411	172,282,920
Bank of America Corp.	105,505,428	3,108,189,909
Bank of New York Mellon Corp.	10,441,089	532,391,128
Baxter International, Inc.	5,608,801	432,382,469
BB&T Corp.	8,861,583	430,141,239
Becton Dickinson and Co.	3,039,441	793,294,101
Berkshire Hathaway, Inc. Class B(a)	22,147,095	4,741,914,510
Best Buy Co., Inc.	2,771,519	219,947,748
Biogen, Inc.(a)	2,287,382	808,154,934
BlackRock, Inc.	1,392,893	656,512,258
Boeing Co.	6,068,010	2,256,692,919
Booking Holdings, Inc.(a)	539,232	1,069,836,288
BorgWarner, Inc.	2,373,774	101,550,052
Boston Properties, Inc. REIT	1,743,802	214,644,588
Boston Scientific Corp.(a)	15,709,773	604,826,260
Brighthouse Financial, Inc.(a)	1,352,986	59,856,101
Bristol-Myers Squibb Co.	18,537,123	1,150,784,596
Broadcom, Inc.	4,906,705	1,210,631,325
Broadridge Financial Solutions, Inc.	1,322,581	174,514,563
Brown-Forman Corp. Class B	1,905,115	96,303,563

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

Common Stocks	Shares	Value

C.H. Robinson Worldwide, Inc.	1,576,299	$154,351,198
CA, Inc.	3,504,618	154,728,885
Cabot Oil & Gas Corp.	5,101,858	114,893,842
Cadence Design Systems, Inc.(a)	3,194,717	144,784,574
Campbell Soup Co.	2,159,855	79,115,489
Capital One Financial Corp.	5,433,863	515,836,615
Cardinal Health, Inc.	3,524,866	190,342,764
CarMax, Inc.(a)	2,011,967	150,233,576
Carnival Corp.	4,586,467	292,479,001
Caterpillar, Inc.	6,754,533	1,029,998,737
Cboe Global Markets, Inc.	1,266,151	121,499,850
CBRE Group, Inc. Class A(a)	3,591,121	158,368,436
CBS Corp. Class B	3,883,736	223,120,633
Celgene Corp.(a)	7,988,777	714,915,654
Centene Corp.(a)	2,317,395	335,512,448
CenterPoint Energy, Inc.	5,371,924	148,533,699
CenturyLink, Inc.	10,794,205	228,837,146
Cerner Corp.(a)	3,738,780	240,814,820
CF Industries Holdings, Inc.	2,636,337	143,522,186
Charles Schwab Corp.	13,659,419	671,360,444
Charter Communications, Inc. Class A(a)	2,027,381	660,682,920
Chevron Corp.	21,767,044	2,661,674,140
Chipotle Mexican Grill, Inc.(a)	280,260	127,383,775
Chubb, Ltd.	5,262,199	703,240,274
Church & Dwight Co., Inc.	2,764,351	164,119,519
Cigna Corp.	2,769,441	576,736,088
Cimarex Energy Co.	1,078,087	100,197,406
Cincinnati Financial Corp.	1,718,514	131,999,060
Cintas Corp.	976,511	193,163,641
Cisco Systems, Inc.	51,914,864	2,525,658,134
Citigroup, Inc.	28,584,076	2,050,621,612
Citizens Financial Group, Inc.	5,405,667	208,496,576
Citrix Systems, Inc.(a)	1,454,765	161,711,677
Clorox Co.	1,456,663	219,096,682
CME Group, Inc.	3,869,049	658,550,830
CMS Energy Corp.	3,164,139	155,042,811
Coca-Cola Co.	43,479,921	2,008,337,551
Cognizant Technology Solutions Corp. Class A	6,619,718	510,711,244
Colgate-Palmolive Co.	9,876,680	661,243,726
Comcast Corp. Class A	51,883,074	1,837,179,650
Comerica, Inc.	1,966,366	177,366,213
Conagra Brands, Inc.	4,446,522	151,048,352
Concho Resources, Inc.(a)	2,275,952	347,651,668
ConocoPhillips	13,213,875	1,022,753,925
Consolidated Edison, Inc.	3,510,379	267,455,776
Constellation Brands, Inc. Class A	1,898,250	409,300,665

Common Stocks	Shares	Value

Cooper Cos., Inc.	553,819	$153,490,936
Copart, Inc.(a)	2,296,339	118,330,349
Corning, Inc.	9,199,364	324,737,549
Costco Wholesale Corp.	4,981,657	1,170,091,596
Coty, Inc. Class A	5,256,666	66,023,725
Crown Castle International Corp. REIT	4,686,408	521,737,803
CSX Corp.	9,261,915	685,844,806
Cummins, Inc.	1,706,217	249,227,117
CVS Health Corp.	11,564,815	910,382,237
D.R. Horton, Inc.	3,879,808	163,650,301
Danaher Corp.	6,995,080	760,085,393
Darden Restaurants, Inc.	1,391,886	154,763,804
DaVita, Inc.(a)	1,439,630	103,120,697
Deere & Co.	3,663,588	550,747,184
Delta Air Lines, Inc.	7,144,695	413,177,712
DENTSPLY SIRONA, Inc.	2,590,913	97,781,057
Devon Energy Corp.	5,778,214	230,781,867
Digital Realty Trust, Inc. REIT	2,326,558	261,691,244
Discover Financial Services	3,891,784	297,526,887
Discovery Communications, Inc. Class A(a)	1,762,919	56,413,408
Discovery Communications, Inc. Class C(a)	4,087,399	120,905,262
DISH Network Corp. Class A(a)	2,586,553	92,495,135
Dollar General Corp.	3,017,595	329,823,133
Dollar Tree, Inc.(a)	2,686,179	219,057,897
Dominion Energy, Inc.	7,426,544	521,937,512
Dover Corp.	1,677,118	148,475,257
DowDuPont, Inc.	26,220,246	1,686,224,020
DTE Energy Co.	2,050,029	223,719,665
Duke Energy Corp.	8,093,210	647,618,664
Duke Realty Corp. REIT	4,033,450	114,428,977
DXC Technology Co.	3,217,337	300,885,356
E*TRADE Financial Corp.(a)	2,994,064	156,859,013
Eastman Chemical Co.	1,643,849	157,349,226
Eaton Corp. PLC	4,945,334	428,908,818
eBay, Inc.(a)	10,566,908	348,919,302
Ecolab, Inc.	2,887,440	452,692,843
Edison International	3,680,817	249,117,695
Edwards Lifesciences Corp.(a)	2,381,157	414,559,434
Electronic Arts, Inc.(a)	3,466,312	417,655,933
Eli Lilly & Co.	10,857,999	1,165,171,873
Emerson Electric Co.	7,119,044	545,176,390
Entergy Corp.	2,042,842	165,735,771
Envision Healthcare Corp.(a)	1,368,391	62,576,520
EOG Resources, Inc.	6,579,602	839,359,827
EQT Corp.	3,000,190	132,698,404
Equifax, Inc.	1,358,887	177,429,876

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

Common Stocks	Shares	Value

Equinix, Inc. REIT	897,694	$388,602,756
Equity Residential REIT	4,160,049	275,644,847
Essex Property Trust, Inc. REIT	746,139	184,079,953
Estee Lauder Cos., Inc. Class A	2,527,758	367,333,793
Everest Re Group, Ltd.	456,760	104,355,957
Evergy, Inc.	3,064,009	168,275,374
Eversource Energy	3,580,051	219,958,333
Exelon Corp.	10,906,173	476,163,513
Expedia Group, Inc.	1,379,059	179,939,618
Expeditors International of Washington, Inc.	2,007,503	147,611,696
Express Scripts Holding Co.(a)	6,359,057	604,174,006
Extra Space Storage, Inc. REIT	1,418,722	122,918,074
Exxon Mobil Corp.	48,094,026	4,088,954,091
F5 Networks, Inc.(a)	690,504	137,700,308
Facebook, Inc. Class A(a)	27,396,837	4,505,683,813
Fastenal Co.	3,249,569	188,539,993
Federal Realty Investment Trust REIT	827,189	104,614,593
FedEx Corp.	2,777,376	668,764,367
Fidelity National Information Services, Inc.	3,746,452	408,625,520
Fifth Third Bancorp	7,567,446	211,283,092
FirstEnergy Corp.	5,524,698	205,353,025
Fiserv, Inc.(a)	4,625,881	381,080,077
FleetCor Technologies, Inc.(a)	1,012,743	230,743,365
FLIR Systems, Inc.	1,550,152	95,287,843
Flowserve Corp.	1,478,094	80,836,961
Fluor Corp.	1,588,175	92,272,968
FMC Corp.	1,512,074	131,822,611
Foot Locker, Inc.	1,392,746	71,002,191
Ford Motor Co.	44,217,312	409,010,136
Fortive Corp.	3,465,141	291,764,872
Fortune Brands Home & Security, Inc.	1,686,350	88,297,286
Franklin Resources, Inc.	3,471,240	105,560,408
Freeport-McMoRan, Inc.	16,470,250	229,265,880
Gap, Inc.	2,483,959	71,662,217
Garmin, Ltd.	1,373,651	96,224,253
Gartner, Inc.(a)	1,026,626	162,720,221
General Dynamics Corp.	3,164,007	647,735,513
General Electric Co.	98,727,172	1,114,629,772
General Mills, Inc.	6,695,777	287,382,749
General Motors Co.	14,909,529	502,003,841
Genuine Parts Co.	1,653,009	164,309,095
Gilead Sciences, Inc.	14,734,042	1,137,615,383
Global Payments, Inc.	1,802,480	229,635,952
Goldman Sachs Group, Inc.	3,988,516	894,384,828

Common Stocks	Shares	Value

Goodyear Tire & Rubber Co.	2,817,094	$65,891,829
H&R Block, Inc.	2,314,302	59,593,277
Halliburton Co.	9,995,639	405,123,249
Hanesbrands, Inc.	4,180,083	77,038,930
Harley-Davidson, Inc.	1,971,241	89,297,217
Harris Corp.	1,339,400	226,639,874
Hartford Financial Services Group, Inc.	4,046,062	202,141,258
Hasbro, Inc.	1,326,865	139,480,049
HCA Healthcare, Inc.	3,065,151	426,423,807
HCP, Inc. REIT	5,307,338	139,689,136
Helmerich & Payne, Inc.	1,230,138	84,596,590
Henry Schein, Inc.(a)	1,771,093	150,596,038
Hershey Co.	1,571,589	160,302,078
Hess Corp.	2,858,555	204,615,367
Hewlett Packard Enterprise Co.	16,711,661	272,567,191
Hilton Worldwide Holdings, Inc.	3,389,222	273,781,353
HollyFrontier Corp.	1,839,648	128,591,395
Hologic, Inc.(a)	3,133,211	128,398,987
Home Depot, Inc.	12,996,034	2,692,128,443
Honeywell International, Inc.	8,459,943	1,407,734,515
Hormel Foods Corp.	3,050,881	120,204,711
Host Hotels & Resorts, Inc. REIT	8,375,108	176,714,779
HP, Inc.	17,969,568	463,075,767
Humana, Inc.	1,555,458	526,553,642
Huntington Bancshares, Inc.	12,397,310	184,967,865
Huntington Ingalls Industries, Inc.	509,112	130,373,401
IDEXX Laboratories, Inc.(a)	982,775	245,359,606
IHS Markit, Ltd.(a)	4,071,877	219,718,483
Illinois Tool Works, Inc.	3,505,078	494,636,607
Illumina, Inc.(a)	1,660,679	609,568,834
Incyte Corp.(a)	1,987,812	137,318,053
Ingersoll-Rand PLC	2,786,275	285,035,932
Intel Corp.	52,373,971	2,476,765,089
Intercontinental Exchange, Inc.(b)	6,513,317	487,782,310
International Business Machines Corp.	10,374,565	1,568,737,974
International Flavors & Fragrances, Inc.	1,042,279	145,001,854
International Paper Co.	4,678,420	229,944,343
Interpublic Group of Cos., Inc.	4,427,023	101,246,016
Intuit, Inc.	2,939,960	668,546,904
Intuitive Surgical, Inc.(a)	1,292,089	741,659,086
Invesco, Ltd.	4,640,586	106,176,608
IPG Photonics Corp.(a)	428,554	66,884,423

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

Common Stocks	Shares	Value

IQVIA Holdings, Inc.(a)	1,828,180	$237,188,073
Iron Mountain, Inc. REIT	3,165,630	109,277,548
J.M. Smucker Co.	1,283,438	131,693,573
Jacobs Engineering Group, Inc.	1,348,999	103,198,424
JB Hunt Transport Services, Inc.	979,901	116,549,425
Jefferies Financial Group, Inc.	3,426,538	75,246,774
Johnson & Johnson	30,475,038	4,210,736,000
Johnson Controls International PLC	10,452,840	365,849,400
JPMorgan Chase & Co.	38,173,697	4,307,519,969
Juniper Networks, Inc.	3,944,536	118,217,744
Kansas City Southern	1,195,747	135,454,220
Kellogg Co.	2,875,015	201,308,550
KeyCorp	11,931,600	237,319,524
Kimberly-Clark Corp.	3,979,935	452,279,813
Kimco Realty Corp. REIT	4,800,259	80,356,336
Kinder Morgan, Inc.	21,420,850	379,791,670
KLA-Tencor Corp.	1,750,656	178,059,222
Kohl’s Corp.	1,900,547	141,685,779
Kraft Heinz Co.	7,066,050	389,410,015
Kroger Co.	9,182,547	267,303,943
L Brands, Inc.	2,591,919	78,535,146
L3 Technologies, Inc.	886,637	188,516,759
Laboratory Corp. of America Holdings(a)	1,155,774	200,734,828
Lam Research Corp.	1,789,441	271,458,200
Leggett & Platt, Inc.	1,492,921	65,375,011
Lennar Corp. Class A	3,315,682	154,809,193
Lincoln National Corp.	2,456,089	166,178,982
LKQ Corp.(a)	3,614,134	114,459,624
Lockheed Martin Corp.	2,806,253	970,851,288
Loews Corp.	3,160,298	158,741,769
Lowe’s Cos., Inc.	9,211,570	1,057,672,467
LyondellBasell Industries NV Class A	3,628,127	371,919,299
M&T Bank Corp.	1,641,212	270,045,022
Macerich Co. REIT	1,215,372	67,197,918
Macy’s, Inc.	3,461,093	120,203,760
Marathon Oil Corp.	9,638,739	224,389,844
Marathon Petroleum Corp.	5,122,054	409,610,658
Marriott International, Inc. Class A	3,270,616	431,819,430
Marsh & McLennan Cos., Inc.	5,761,888	476,623,375
Martin Marietta Materials, Inc.	708,457	128,903,751
Masco Corp.	3,580,846	131,058,964
Mastercard, Inc. Class A	10,359,698	2,306,172,372
Mattel, Inc.	3,886,348	61,015,664
McCormick & Co., Inc.	1,363,150	179,595,013
McDonald’s Corp.	8,811,809	1,474,127,528

Common Stocks	Shares	Value

McKesson Corp.	2,283,016	$302,842,072
Medtronic PLC	15,340,884	1,509,082,759
Merck & Co., Inc.	30,207,907	2,142,948,923
MetLife, Inc.	11,298,634	527,872,180
Mettler-Toledo International, Inc.(a)	291,290	177,389,784
MGM Resorts International	5,805,695	162,036,947
Michael Kors Holdings, Ltd.(a)	1,693,356	116,096,487
Microchip Technology, Inc.	2,655,182	209,520,412
Micron Technology, Inc.(a)	13,101,822	592,595,409
Microsoft Corp.	87,105,892	9,962,300,868
Mid-America Apartment Communities, Inc. REIT	1,285,625	128,793,913
Mohawk Industries, Inc.(a)	716,362	125,614,077
Molson Coors Brewing Co. Class B	2,090,488	128,565,012
Mondelez International, Inc. Class A	16,665,058	715,930,892
Monster Beverage Corp.(a)	4,517,609	263,286,253
Moody’s Corp.	1,886,023	315,343,046
Morgan Stanley	15,059,351	701,313,976
Mosaic Co.	3,962,144	128,690,437
Motorola Solutions, Inc.	1,831,587	238,362,732
MSCI, Inc.	1,026,113	182,042,707
Mylan NV(a)	5,792,048	211,988,957
Nasdaq, Inc.	1,305,786	112,036,439
National Oilwell Varco, Inc.	4,315,508	185,912,085
Nektar Therapeutics(a)	1,960,242	119,496,352
NetApp, Inc.	2,944,263	252,882,749
Netflix, Inc.(a)	4,946,625	1,850,680,811
Newell Brands, Inc.	4,932,806	100,135,962
Newfield Exploration Co.(a)	2,256,604	65,057,893
Newmont Mining Corp.	6,027,033	182,016,397
News Corp. Class A	4,330,016	57,112,911
News Corp. Class B	1,298,775	17,663,340
NextEra Energy, Inc.	5,357,261	897,876,944
Nielsen Holdings PLC	4,048,651	111,985,687
NIKE, Inc. Class B	14,545,548	1,232,298,827
NiSource, Inc.	4,126,563	102,833,950
Noble Energy, Inc.	5,444,436	169,811,959
Nordstrom, Inc.	1,327,067	79,371,877
Norfolk Southern Corp.	3,196,668	576,998,574
Northern Trust Corp.	2,537,659	259,171,114
Northrop Grumman Corp.	1,969,981	625,212,870
Norwegian Cruise Line Holdings, Ltd.(a)	2,318,990	133,179,596
NRG Energy, Inc.	3,443,518	128,787,573
Nucor Corp.	3,593,627	228,015,633
NVIDIA Corp.	6,906,653	1,940,907,626
O’Reilly Automotive, Inc.(a)	925,548	321,461,331

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

Common Stocks	Shares	Value

Occidental Petroleum Corp.	8,651,217	$710,870,501
Omnicom Group, Inc.	2,568,057	174,679,237
ONEOK, Inc.	4,643,855	314,806,930
Oracle Corp.	32,093,557	1,654,743,799
PACCAR, Inc.	3,974,548	271,024,428
Packaging Corp. of America	1,065,892	116,917,693
Parker-Hannifin Corp.	1,502,153	276,291,001
Paychex, Inc.	3,612,347	266,049,357
PayPal Holdings, Inc.(a)	13,452,828	1,181,696,412
Pentair PLC	1,862,140	80,723,769
People’s United Financial, Inc.	3,930,094	67,283,209
PepsiCo, Inc.	16,065,673	1,796,142,241
PerkinElmer, Inc.	1,243,886	120,992,791
Perrigo Co. PLC	1,481,760	104,908,608
Pfizer, Inc.	66,592,127	2,934,715,037
PG&E Corp.	5,834,199	268,431,496
Philip Morris International, Inc.	17,658,507	1,439,874,661
Phillips 66	4,852,674	546,993,413
Pinnacle West Capital Corp.	1,264,502	100,123,268
Pioneer Natural Resources Co.	1,925,317	335,370,968
PNC Financial Services Group, Inc.	5,273,808	718,239,912
PPG Industries, Inc.	2,748,421	299,935,184
PPL Corp.	7,897,423	231,078,597
Praxair, Inc.	3,246,380	521,790,657
Principal Financial Group, Inc.	3,009,015	176,298,189
Procter & Gamble Co.	28,273,096	2,353,169,780
Progressive Corp.	6,579,211	467,387,149
Prologis, Inc. REIT	7,106,874	481,774,988
Prudential Financial, Inc.	4,745,081	480,771,607
Public Service Enterprise Group, Inc.	5,707,520	301,299,981
Public Storage REIT	1,692,721	341,303,335
PulteGroup, Inc.	3,039,233	75,281,801
PVH Corp.	870,578	125,711,463
Qorvo, Inc.(a)	1,415,331	108,824,801
QUALCOMM, Inc.	15,976,279	1,150,771,376
Quanta Services, Inc.(a)	1,669,924	55,742,063
Quest Diagnostics, Inc.	1,534,939	165,635,267
Ralph Lauren Corp.	638,373	87,808,206
Raymond James Financial, Inc.	1,491,684	137,309,512
Raytheon Co.	3,245,274	670,668,325
Realty Income Corp. REIT	3,295,403	187,475,477
Red Hat, Inc.(a)	2,012,042	274,201,084
Regency Centers Corp. REIT	1,926,848	124,609,260
Regeneron Pharmaceuticals, Inc.(a)	873,914	353,096,213
Regions Financial Corp.	12,630,482	231,769,345
Republic Services, Inc.	2,475,736	179,886,978

Common Stocks	Shares	Value

ResMed, Inc.	1,608,900	$185,570,526
Robert Half International, Inc.	1,441,693	101,466,353
Rockwell Automation, Inc.	1,418,930	266,077,754
Rockwell Collins, Inc.	1,845,377	259,220,107
Rollins, Inc.	1,118,000	67,851,420
Roper Technologies, Inc.	1,165,519	345,238,383
Ross Stores, Inc.	4,277,868	423,936,719
Royal Caribbean Cruises, Ltd.	1,924,793	250,107,602
S&P Global, Inc.	2,854,339	557,709,297
salesforce.com, Inc.(a)	8,600,914	1,367,803,353
SBA Communications Corp. REIT(a)	1,301,381	209,040,830
SCANA Corp.	1,573,546	61,195,204
Schlumberger, Ltd.	15,722,744	957,829,564
Seagate Technology PLC	2,966,097	140,444,693
Sealed Air Corp.	1,882,934	75,599,800
Sempra Energy	3,107,294	353,454,692
Sherwin-Williams Co.	929,923	423,310,249
Simon Property Group, Inc. REIT	3,512,461	620,827,482
Skyworks Solutions, Inc.	2,066,617	187,462,828
SL Green Realty Corp. REIT	1,016,188	99,108,816
Snap-on, Inc.	641,175	117,719,730
Southern Co.	11,520,410	502,289,876
Southwest Airlines Co.	5,856,437	365,734,491
Stanley Black & Decker, Inc.	1,743,297	255,288,413
Starbucks Corp.	15,321,943	870,899,240
State Street Corp.(c)	4,311,343	361,204,317
Stericycle, Inc.(a)	966,757	56,729,301
Stryker Corp.	3,525,058	626,332,305
SunTrust Banks, Inc.	5,268,583	351,888,659
SVB Financial Group(a)	598,415	186,005,334
Symantec Corp.	7,022,229	149,433,033
Synchrony Financial	7,737,912	240,494,305
Synopsys, Inc.(a)	1,673,765	165,049,967
Sysco Corp.	5,431,239	397,838,257
T Rowe Price Group, Inc.	2,753,376	300,613,592
Take-Two Interactive Software, Inc.(a)	1,292,155	178,304,468
Tapestry, Inc.	3,251,281	163,441,896
Target Corp.	6,024,147	531,390,007
TE Connectivity, Ltd.	3,951,119	347,421,894
TechnipFMC PLC	4,904,282	153,258,813
Texas Instruments, Inc.	11,068,857	1,187,577,668
Textron, Inc.	2,821,001	201,616,941
Thermo Fisher Scientific, Inc.	4,575,557	1,116,801,953
Tiffany & Co.	1,238,310	159,704,841
TJX Cos., Inc.	7,112,876	796,784,370
Torchmark Corp.	1,177,515	102,078,775
Total System Services, Inc.	1,906,569	188,254,623

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

Common Stocks	Shares	Value

Tractor Supply Co.	1,378,992	$125,322,793
TransDigm Group, Inc.(a)	556,241	207,088,524
Travelers Cos., Inc.	3,072,559	398,541,628
TripAdvisor, Inc.(a)	1,161,507	59,318,162
Twenty-First Century Fox, Inc. Class A	11,907,532	551,675,958
Twenty-First Century Fox, Inc. Class B	5,538,049	253,753,405
Twitter, Inc.(a)	8,185,050	232,946,523
Tyson Foods, Inc. Class A	3,362,143	200,148,373
UDR, Inc. REIT	3,023,231	122,229,229
Ulta Salon Cosmetics & Fragrance, Inc.(a)	650,534	183,528,652
Under Armour, Inc. Class A(a)	2,100,938	44,581,904
Under Armour, Inc. Class C(a)	2,127,791	41,406,813
Union Pacific Corp.	8,396,685	1,367,232,219
United Continental Holdings, Inc.(a)	2,600,480	231,598,749
United Parcel Service, Inc. Class B	7,876,865	919,623,989
United Rentals, Inc.(a)	938,650	153,563,140
United Technologies Corp.	8,544,162	1,194,559,289
UnitedHealth Group, Inc.	10,933,410	2,908,724,396
Universal Health Services, Inc. Class B	990,971	126,685,733
Unum Group	2,562,622	100,121,642
US Bancorp	17,391,875	918,464,919
Valero Energy Corp.	4,869,467	553,901,871
Varian Medical Systems, Inc.(a)	1,048,381	117,345,285
Ventas, Inc. REIT	4,025,784	218,922,134
VeriSign, Inc.(a)	1,219,945	195,337,593
Verisk Analytics, Inc.(a)	1,872,019	225,671,890
Verizon Communications, Inc.	46,936,853	2,505,958,582
Vertex Pharmaceuticals, Inc.(a)	2,903,084	559,540,410
VF Corp.	3,699,314	345,700,893
Viacom, Inc. Class B	3,987,681	134,624,111
Visa, Inc. Class A	20,179,794	3,028,785,281
Vornado Realty Trust REIT	1,955,125	142,724,125
Vulcan Materials Co.	1,493,402	166,066,302
W.W. Grainger, Inc.	515,914	184,392,823
Walgreens Boots Alliance, Inc.	9,635,091	702,398,134
Walmart, Inc.	16,328,946	1,533,451,319
Walt Disney Co.	16,894,447	1,975,636,632
Waste Management, Inc.	4,522,394	408,643,522
Waters Corp.(a)	893,028	173,854,691
WEC Energy Group, Inc.	3,564,846	237,989,119
WellCare Health Plans, Inc.(a)	556,055	178,210,067
Wells Fargo & Co.	49,233,054	2,587,689,318

Common Stocks	Shares	Value

Welltower, Inc. REIT	4,202,182	$270,284,346
Western Digital Corp.	3,380,651	197,903,310
Western Union Co.	5,188,543	98,893,630
WestRock Co.	2,897,216	154,827,223
Weyerhaeuser Co. REIT	8,551,893	275,969,587
Whirlpool Corp.	724,123	85,989,606
Williams Cos., Inc.	13,740,295	373,598,621
Willis Towers Watson PLC	1,504,103	211,988,277
Wynn Resorts, Ltd.	1,111,965	141,286,273
Xcel Energy, Inc.	5,748,468	271,385,174
Xerox Corp.	2,521,905	68,040,997
Xilinx, Inc.	2,866,084	229,773,954
Xylem, Inc.	2,032,630	162,346,158
Yum! Brands, Inc.	3,652,386	332,038,411
Zimmer Biomet Holdings, Inc.	2,284,714	300,371,350
Zions Bancorp	2,256,610	113,168,992
Zoetis, Inc.	5,495,284	503,148,203

Total Common Stocks (Cost $276,882,054,652)		$279,260,484,352

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$279,260,484,352	$—	$—	$279,260,484,352

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2018 and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
Intercontinental Exchange, Inc.	6,625,888	$455,198,506	$441,432,773	$445,635,902	$79,277,622	$(42,490,689)	6,513,317	$487,782,310	$6,173,405
State Street Corp	4,215,714	402,769,316	396,082,032	384,389,728	62,668,464	(115,925,767)	4,311,343	361,204,317	7,432,681

TOTAL		$857,967,822	$837,514,805	$830,025,630	$141,946,086	$(158,416,456)		$848,986,627	$13,606,086

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

September 30, 2018

INDUSTRY BREAKDOWN

AS OF SEPTEMBER 30, 2018*

INDUSTRY	% OF NET ASSETS
Software	6.0%
Commercial Banks	5.8
Oil, Gas & Consumable Fuels	5.3
IT Services	4.8
Pharmaceuticals	4.7
Computers & Peripherals	4.7
Interactive Media & Services	4.7
Internet & Catalog Retail	3.9
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.4
Health Care Equipment & Supplies	3.3
Aerospace & Defense	2.7
Capital Markets	2.7
Equity Real Estate Investment Trusts (REITs)	2.6
Biotechnology	2.6
Specialty Retail	2.4
Insurance	2.3
Entertainment	2.2
Diversified Telecommunication Services	2.0
Chemicals	1.8
Electric Utilities	1.7
Diversified Financial Services	1.7
Beverages	1.7
Hotels, Restaurants & Leisure	1.7
Machinery	1.5
Industrial Conglomerates	1.5
Food & Staples Retailing	1.4
Household Products	1.4
Media	1.2
Communications Equipment	1.1
Food Products	1.0
Road & Rail	1.0
Tobacco	1.0
Life Sciences Tools & Services	1.0
Multi-Utilities	0.9
Textiles, Apparel & Luxury Goods	0.8
Energy Equipment & Services	0.7
Consumer Finance	0.7
Air Freight & Logistics	0.7
Electrical Equipment	0.5
Multiline Retail	0.5
Airlines	0.5
Electronic Equipment, Instruments & Components	0.4
Commercial Services & Supplies	0.4
Automobiles	0.4
Household Durables	0.3

INDUSTRY	% OF NET ASSETS
Containers & Packaging	0.3%
Professional Services	0.3
Building Products	0.3
Metals & Mining	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Auto Components	0.2
Construction Materials	0.1
Distributors	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statement of Assets and Liabilities

September 30, 2018

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$278,411,497,725
Investments in affiliates of the Trustee and the Sponsor, at value	848,986,627

Total Investments	279,260,484,352
Cash	1,328,068,937
Dividends receivable — unaffiliated issuers (Note 2)	230,448,164
Dividends receivable — affiliated issuers (Note 2)	2,033,174

Total Assets	280,821,034,627

LIABILITIES
Payable for investments purchased	88,806,440
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	1,135,588
Accrued Trustee expense (Note 3)	13,468,101
Accrued Marketing expense (Note 3)	6,767,583
Distribution payable	1,285,818,761
Accrued expenses and other liabilities	35,403,793

Total Liabilities	1,431,400,266

NET ASSETS	$279,389,634,361

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$282,986,782,566
Total distributable earnings (loss)	(3,597,148,205)

NET ASSETS	$279,389,634,361

NET ASSET VALUE PER UNIT	$290.60

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	961,432,116

COST OF INVESTMENTS:
Unaffiliated issuers	$275,983,086,915
Affiliates of the Trustee and the Sponsor (Note 3)	898,967,737

Total Cost of Investments	$276,882,054,652

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$4,995,395,848	$4,737,367,911	$3,945,216,356
Dividend income — affiliates of the Trustee and the Sponsor	13,606,086	11,842,443	9,522,352
Foreign taxes withheld	—	(9,787)	(1,701)

Total Investment Income	5,009,001,934	4,749,200,567	3,954,737,007
EXPENSES
Trustee expense (Note 3)	143,201,038	126,137,525	103,362,752
S&P license fee (Note 3)	80,322,526	69,123,020	55,221,522
Marketing expense (Note 3)	22,626,082	18,358,255	36,504,376
Legal and audit fees	603,472	241,998	384,056
Other expenses	4,372,847	2,644,758	2,221,602

Total Expenses	251,125,965	216,505,556	197,694,308
Trustee expense waiver	—	(658,036)	(25,222,398)

Net Expenses	251,125,965	215,847,520	172,471,910

NET INVESTMENT INCOME (LOSS)	4,757,875,969	4,533,353,047	3,782,265,097

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(631,225,982)	(1,368,210,820)	(1,028,840,743)
Investments — affiliates of the Trustee and the Sponsor	(838,353)	(355,947)	26,620,667
In-kind redemptions — unaffiliated issuers	37,318,292,156	22,363,636,511	11,251,354,143
In-kind redemptions — affiliated issuers	142,784,439	89,897,379	30,680,189

Net realized gain (loss)	36,829,012,260	21,084,967,123	10,279,814,256

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(760,564,842)	12,961,822,882	10,942,349,396
Investments — affiliates of the Trustee and the Sponsor	(158,416,456)	113,290,379	24,374,172

Net change in unrealized appreciation/depreciation	(918,981,298)	13,075,113,261	10,966,723,568

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,910,030,962	34,160,080,384	21,246,537,824

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$40,667,906,931	$38,693,433,431	$25,028,802,921

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes In Net Assets

	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,757,875,969	$4,533,353,047	$3,782,265,097
Net realized gain (loss)	36,829,012,260	21,084,967,123	10,279,814,256
Net change in unrealized appreciation/depreciation	(918,981,298)	13,075,113,261	10,966,723,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,667,906,931	38,693,433,431	25,028,802,921

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	2,991,782	57,766,713	21,466,005

DISTRIBUTIONS TO UNITHOLDERS(a)	(4,894,169,793)	(4,709,369,232)	(3,930,525,113)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	617,352,015,478	457,292,137,220	432,172,352,001
Cost of Units redeemed	(617,035,693,780)	(445,257,589,858)	(422,673,566,737)
Net income equalization (Note 2)	(2,991,782)	(57,766,713)	(21,466,005)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	313,329,916	11,976,780,649	9,477,319,259

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	36,090,058,836	46,018,611,561	30,597,063,072

NET ASSETS AT BEGINNING OF PERIOD	243,299,575,525	197,280,963,964	166,683,900,892

NET ASSETS AT END OF PERIOD(b)	$279,389,634,361	$243,299,575,525	$197,280,963,964

UNIT TRANSACTIONS:
Units sold	2,275,100,000	1,958,700,000	2,107,450,000
Units redeemed	(2,281,850,000)	(1,902,150,000)	(2,065,000,000)

NET INCREASE (DECREASE)	(6,750,000)	56,550,000	42,450,000

(a)

For the periods ended September 30, 2017 and 2016, respectively, the distributions to shareholders were $4,709,369,232 and $3,930,525,113, respectively, from net investment income. See Note 7 on the notes to financial statements.

(b)	Distribution in excess of net investment income amounted to $(1,093,659,404) and $(985,690,493) as of September 30, 2017 and 2016, respectively. See Note 7 on the notes to financial statements.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14
Net asset value, beginning of period	$251.30	$216.40		$191.77	$196.98		$167.96

Income (loss) from investment operations:
Net investment income (loss)(a)	4.86	4.65		4.27	4.28		3.60
Net realized and unrealized gain (loss)	39.46	34.97		24.76	(5.47)		29.03

Total from investment operations	44.32	39.62		29.03	(1.19)		32.63

Net equalization credits and charges(a)	0.00 (b)	0.06		0.02	0.08		0.07

Contribution by Trustee	—	—		—	0.03	(c)	—

Less Distributions from:
Net investment income	(5.02)	(4.78)		(4.42)	(4.13)		(3.68)

Net asset value, end of period	$290.60	$251.30		$216.40	$191.77		$196.98

Total return(d)	17.72%	18.44	%(e)	15.30%	(0.64	)%(f)	19.57%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$279,389,634	$243,299,576		$197,280,964	$166,683,901		$179,915,396
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10%	0.09%		0.11%	0.11%		0.11%
Total expenses (excluding Trustee earnings credit)	0.10%	0.09%		0.11%	0.11%		0.11%
Net expenses(g)	0.09%	0.09%		0.09%	0.09%		0.09%
Net investment income (loss)	1.79%	1.98%		2.07%	2.09%		1.93%
Portfolio turnover rate(h)	2%	3%		4%	3%		4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Amount is less than $0.005 per Unit.
(c)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521.
(d)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(f)	Total return would have been lower by 0.01% if the Trustee had not made a contribution.
(g)	Net of expenses waived by the Trustee.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

September 30, 2018

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust will not change as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 2 — Summary of Significant Accounting Policies – (continued)

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2018 and did not have any transfers between levels for the year ended September 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date or when the information becomes

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 2 — Summary of Significant Accounting Policies – (continued)

available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”) quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for expired carry forward losses, in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 2 — Summary of Significant Accounting Policies – (continued)

Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Trust, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Trust will not.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2018 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2018.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2018, the Trust reclassified $37,461,076,595 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2018, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:

Non-Expiring – Short Term	$602,266,838
Non-Expiring – Long Term	4,092,702,446

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$276,932,710,045	$21,902,398,755	$19,574,624,448	$2,327,774,307

The tax character of distributions paid during the years ended September 30, 2018, 2017 and 2016 were as follows:

Distributions paid from:	2018	2017	2016
Ordinary Income	$4,894,169,793	$4,709,369,232	$3,930,525,113

As of September 30, 2018, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $55,865,533 and undistributed capital gain of $0.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2018:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2018, the Adjustment Amount reduced the Trustee’s fee by $16,844,019. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,033,517 and a Trustee earnings credit of $13,810,502.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2019, so that the total operating expenses would not exceed 0.0945% per annum of the daily net asset value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2017 and 2016 are identified in the Statements of Operations. No amounts were waived for the year ended September 30, 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2018, 2017 and 2016, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV. The Trust reimbursed the Sponsor for $367,362 of legal fees, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2018 are listed in the Schedule of Investments.

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the 2017 Statements of Operations.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2018, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $241,825,465,731, $241,514,962,652, $7,613,680,338, and $6,583,765,895, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $37,461,076,595.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2018

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500® Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500® Index.

Note 7 — New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Trustee is currently evaluating the impact of this guidance to the Trust. The impact would most likely be limited to changes in the Trust’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Trust has adopted the Final Rule for the current period with the most notable impacts being that the Trust is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to Unitholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Note 8 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

the SPDR S&P 500 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P 500 ETF Trust (the “Fund”) as of September 30, 2018, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 21, 2018

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

SPDR S&P 500® ETF Trust

Other Information

September 30, 2018 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

For the fiscal year ended September 30, 2018, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

SPDR S&P 500® ETF Trust

Other Information (continued)

September 30, 2018 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2018

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2018	0	0	0	0	0	0
2017	0	0	0	0	0	0
2016	0	0	0	0	0	0
2015	0	0	0	0	0	0
2014	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	17.72%	90.88%	205.61%
Return Based on Bid/Ask Price	17.77%	90.81%	205.96%
S&P 500® Index	17.91%	92.10%	209.62%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	17.72%	13.80%	11.82%
Return Based on Bid/Ask Price	17.77%	13.79%	11.83%
S&P 500® Index	17.91%	13.95%	11.97%

(1)

Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR